Settlement and Asset Abandonment (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of abandonment of assets
Years Ended	January 31, 2022 $	January 31, 2021 $	January 31, 2020 $

Cash	–	(347)	–
Right-of-use asset	–	–	(1,276,779)
Other assets	–	–	(26,499)
Accounts payable and accrued liabilities	–	22,391	–
Lease liability	–	1,459,785	–

Gain (loss) on abandonment of assets	–	1,481,829	(1,303,278)